ACCOUNTS RECEIVABLE, NET - Summary (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 329,336,616		¥ 273,106,542
Allowance for doubtful accounts	(29,593,693)		(4,549,366)	¥ (3,307,381)	¥ (3,288,535)
Accounts receivable, net	¥ 299,742,923	$ 43,458,639	¥ 268,557,176